INCOME TAX (Tables) - Nogin Inc [Member]	12 Months Ended
Dec. 31, 2021
Summary of income tax provision
Income tax expense for the years ended December 31, 2021, 2020 and 2019 consists of the following (in thousands):

	For the Years Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	1	190	25

Total	1	190	25

Deferred:
Federal	371	—	—
State	803	—	—

Total	$1,174	—	—

Income tax expense	$1,175	$190	$25

Summary of company's effective tax rate
The provision for income taxes differs from that computed by applying the federal statutory tax rate as follows:

	For the Years Ended December 31,
	2021	2020	2019
U.S. federal statutory tax rate	21%	21%	21%
State income taxes, net of federal benefit	57%	(20)%	78%
PPP Loan	(43)%	—%	—
Return to provision	11%	11%	268%
Other Adjustments	2%	—	—
Change in Valuation allowance	58%	(32)%	(268)%

Effective tax rate	106%	(20)%	99%

Summary of net deferred tax assets (liability)
The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2021 and 2020 are as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss and other tax attributes carryforwards	$4,950	$2,654
Reserve for doubtful accounts	62	120
Accrued Expenses	343	277
Deferred state tax	169	—
163(j) interest limitation	166	—
Amortization	58	189

	$5,748	$3,240

Deferred Tax Liabilities
Depreciation	$(73)	$—
Other deferred tax liabilities	(26)	—
Unrealized gain (loss) on joint venture	(2,541)	—

	(2,640)	—

Valuation allowance	(4,282)	(3,240)

Net deferred tax liability	$(1,174)	$—